Financial assets at amortised cost - Loans and advances to customers (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance	£ 464,044
Allowance for impairment losses			£ (3,371)	£ (3,213)
Total loans and advances to customers	464,044		472,187	464,044
Stage 1
Disclosure of financial assets [line items]
Allowance for impairment losses			(700)	(640)
Stage 2
Disclosure of financial assets [line items]
Allowance for impairment losses			(1,031)	(1,055)
Stage 3
Disclosure of financial assets [line items]
Allowance for impairment losses			(1,459)	(1,440)
Purchased or originated credit impairment
Disclosure of financial assets [line items]
Allowance for impairment losses			(181)	(78)
Loans and advances to customers [Member]
Disclosure of financial assets [line items]
Balance	464,044	£ 464,172
Balance	467,064
Exchange and other movements	265	840
Additions (repayments)	8,897	21,673
Recoveries	228	579
Disposal of businesses		(18,622)
Financial assets that have been written off	(1,068)	(1,578)
Balance	475,386	467,064
Allowance for impairment losses			(3,199)	(3,020)
Total loans and advances to customers	464,044	464,172	472,187	464,044
Loans and advances to customers [Member] | Stage 1
Disclosure of financial assets [line items]
Balance	420,450	403,881
Balance	420,968
Exchange and other movements	78	787
Additions (repayments)	12,869	28,156
Transfer	(8,293)	1,814
Disposal of businesses		(13,670)
Balance	425,622	420,968
Allowance for impairment losses			(613)	(518)
Total loans and advances to customers	420,450	403,881	425,009	420,450
Loans and advances to customers [Member] | Stage 2
Disclosure of financial assets [line items]
Balance	24,316	37,245
Balance	25,308
Exchange and other movements	(94)	(12)
Additions (repayments)	(2,829)	(2,128)
Transfer	6,761	(5,729)
Disposal of businesses		(4,068)
Balance	29,146	25,308
Allowance for impairment losses			(952)	(992)
Total loans and advances to customers	24,316	37,245	28,194	24,316
Loans and advances to customers [Member] | Stage 3
Disclosure of financial assets [line items]
Balance	3,965	5,073
Balance	5,397
Exchange and other movements	87	65
Additions (repayments)	(144)	(1,746)
Transfer	1,532	3,915
Recoveries	200	552
Disposal of businesses		(884)
Financial assets that have been written off	(1,068)	(1,578)
Balance	6,004	5,397
Allowance for impairment losses			(1,453)	(1,432)
Total loans and advances to customers	3,965	5,073	4,551	3,965
Loans and advances to customers [Member] | Purchased or originated credit impairment
Disclosure of financial assets [line items]
Balance	15,313	17,973
Balance	15,391
Exchange and other movements	194
Additions (repayments)	(999)	(2,609)
Recoveries	28	27
Balance	14,614	15,391
Allowance for impairment losses			(181)	(78)
Total loans and advances to customers	15,313	17,973	£ 14,433	£ 15,313
Loans and advances to customers [Member] | Stage 1 | Stage 1
Disclosure of financial assets [line items]
Transfer	5,426	19,521
Loans and advances to customers [Member] | Stage 1 | Stage 2
Disclosure of financial assets [line items]
Transfer	(5,412)	(19,498)
Loans and advances to customers [Member] | Stage 1 | Stage 3
Disclosure of financial assets [line items]
Transfer	(14)	(23)
Loans and advances to customers [Member] | Stage 2 | Stage 1
Disclosure of financial assets [line items]
Transfer	(12,978)	(15,736)
Loans and advances to customers [Member] | Stage 2 | Stage 2
Disclosure of financial assets [line items]
Transfer	13,237	15,989
Loans and advances to customers [Member] | Stage 2 | Stage 3
Disclosure of financial assets [line items]
Transfer	(259)	(253)
Loans and advances to customers [Member] | Stage 3 | Stage 1
Disclosure of financial assets [line items]
Transfer	(741)	(1,971)
Loans and advances to customers [Member] | Stage 3 | Stage 2
Disclosure of financial assets [line items]
Transfer	(1,064)	(2,220)
Loans and advances to customers [Member] | Stage 3 | Stage 3
Disclosure of financial assets [line items]
Transfer	£ 1,805	£ 4,191